Consolidated Statement of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
NET PROFIT FOR THE YEAR	$ 4,043,800	$ 3,000,628	$ 5,657,642
Adjustments to reconcile net profit to net cash generated by operating activities
Income tax expense	1,686,453	1,741,314	341,425
Depreciation and amortization	3,263,720	3,263,385	2,680,340
Provisions	50,015	108,551	58,811
Interest expense	1,125,861	639,996	582,984
Investment income recognized in profit			13,326
Exchange rate differences	(304,894)	269,407	(391,203)
Others	18,634	(8,645)
Gain on disposal of property, plant and equipment	(3,421)	(25,923)	(11,656)
Changes in operating assets and liabilities
Inventories	51,967	(601,655)	607,807
Other receivables	473,412	46,746	151,916
Trade accounts receivable	(693,682)	(1,089,960)	(1,277,772)
Advances from customers	(26,100)	(154,493)	205,314
Accounts payable	981,488	1,026,717	146,161
Salaries and social security payables	358,988	103,158	376,318
Provisions	(108,945)	(170,421)	(63,968)
Tax liabilities	243,657	(55,121)	(23,390)
Other liabilities	262,678	333,099	(29,756)
Gain on net monetary position	(1,114,858)	(328,784)	(526,528)
Income tax paid	(1,766,500)	(1,669,696)	(687,746)
Net cash generated by operating activities	8,542,273	6,428,303	7,810,025
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of property, plant and equipment	65,090	7,665	38,274
Payments to acquire property, plant and equipment	(11,812,961)	(5,256,391)	(3,409,892)
Payments to acquire intangibles assets	(57,499)	(34,569)	(70,722)
Advance payments to acquire property, plant and equipment		(1,143,270)
Interest received			83,702
Contributions to F.F.F.S.F.I. (Note 39)	(29,507)	(71,174)	(70,000)
Net cash used in investing activities	(11,834,877)	(6,497,739)	(3,428,638)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	9,495,864	2,229,109	7,378,598
Interest paid	(2,248,504)	(1,421,777)	(1,312,828)
Repayment of borrowings	(5,731,061)	(4,484,477)	(8,771,804)
Dividends paid			(1,186,810)
Proceeds from initial public offering, net of issuance costs			4,373,048
Lease liabilities	(101,696)
Net cash generated by / (used in) financing activities	1,414,603	(3,677,145)	480,204
Net (decrease) increase in cash and cash equivalents	(1,878,001)	(3,746,581)	4,861,592
Cash and cash equivalents at the beginning of the year	4,464,000	7,221,922	2,276,867
Effect of restating in constant currency of cash and cash equivalent	(162,028)	(150,596)	(78,342)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	143,189	1,139,255	161,805
Cash and cash equivalents at the end of the year	$ 2,567,160	$ 4,464,000	$ 7,221,922